UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

TWM Global Equity Income Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.23%
Aerospace & Defense - 6.40%
BAE Systems PLC (a)	826,657	4,338,051
General Dynamics Corp.	55,928	3,719,212
Honeywell International, Inc. (c)	84,923	5,208,328
United Technologies Corp. (c)	102,461	8,208,151
		21,473,742
Air Freight & Logistics - 0.43%
Expeditors International of Washington, Inc.	38,695	1,447,967
Beverages - 3.54%
Coca-Cola Co. (c)	313,400	11,884,128
Biotechnology - 0.67%
CSL Ltd. (a)	41,634	2,245,595
Capital Markets - 0.51%
T Rowe Price Group, Inc.	26,325	1,702,438
Chemicals - 4.74%
Air Liquide SA (a)(b)	34,099	4,168,358
Ecolab, Inc.	26,186	1,887,487
Linde AG (a)(b)	19,393	3,354,680
PPG Industries, Inc.	18,929	2,352,307
Shin-Etsu Chemical Co Ltd. (a)(c)	70,400	4,157,845
		15,920,677
Commercial Banks - 3.80%
Hang Seng Bank Ltd. (a)	120,100	1,833,670
Toronto-Dominion Bank (a)	130,602	10,909,905
		12,743,575
Commercial Services & Supplies - 0.52%
Secom Co Ltd. (a)	34,100	1,750,064
Distributors - 0.86%
Genuine Parts Co. (b)	25,500	1,659,795
Li & Fung Ltd. (a)	742,800	1,222,543
		2,882,338
Diversified Telecommunication Services - 5.36%
AT&T, Inc. (c)	527,222	17,994,087
Electrical Equipment - 1.36%
Emerson Electric Co. (c)	90,632	4,552,445
Food & Staples Retailing - 3.64%
Sysco Corp.	121,063	3,831,644
WM Morrison Supermarkets PLC (a)	444,853	1,916,725
Woolworths Ltd. (a)	211,678	6,471,435
		12,219,804
Food Products - 5.05%
Nestle SA (a)(b)	259,256	16,970,288
Gas Utilities - 0.55%
Hong Kong & China Gas Co Ltd. (a)	685,500	1,857,672
Health Care Equipment & Supplies - 0.55%
Cie Generale d'Optique Essilor International SA (a)	19,203	1,855,329
Hotels, Restaurants & Leisure - 2.08%
McDonalds Corp. (c)	80,431	7,000,714
Household Products - 0.92%
Reckitt Benckiser Group PLC (a)	49,063	3,086,050
Industrial Conglomerates - 1.89%
3M Co. (c)	69,923	6,359,497
Insurance - 9.06%
ACE Ltd. (a)(c)	62,275	4,934,048
Aflac, Inc. (c)	123,554	6,547,127
Chubb Corp.	47,977	3,693,749
Muenchener Rueckversicherungs AG (a)	71,352	12,184,676
QBE Insurance Group Ltd. (a)	267,412	3,055,567
		30,415,167
IT Services - 5.87%
Automatic Data Processing, Inc.	43,721	2,481,604
International Business Machines Corp. (a)(c)	81,524	15,495,267
Paychex, Inc.	52,848	1,719,674
		19,696,545
Machinery - 0.97%
Illinois Tool Works, Inc.	53,025	3,264,749
Media - 1.93%
Mcgraw-Hill Cos, Inc.	32,791	1,741,530
Pearson PLC (a)	118,341	2,236,376
WPP PLC (a)	182,020	2,499,124
		6,477,030
Metals & Mining - 0.53%
Antofagasta PLC (a)	85,671	1,768,206
Multi-Utilities - 0.93%
Consolidated Edison, Inc.	56,025	3,125,635
Office Electronics - 2.16%
Canon, Inc. (a)(b)	205,500	7,270,267
Oil, Gas & Consumable Fuels - 10.46%
Chevron Corp. (c)	158,765	16,779,873
Exxon Mobil Corp. (c)	190,745	16,812,264
Imperial Oil Ltd. (a)	35,946	1,532,504
		35,124,641
Personal Products - 1.66%
Kao Corp. (a)	104,300	2,867,888
L'oreal (a)	19,838	2,693,951
		5,561,839
Pharmaceuticals - 14.81%
Eli Lilly & Co. (c)	167,917	8,234,650
Johnson & Johnson (c)	255,350	17,805,556
Sanofi (a)(c)	181,724	16,231,029
Takeda Pharmaceutical Co Ltd. (a)(b)(c)	163,100	7,466,274
		49,737,509
Real Estate Management & Development - 1.36%
Cheung Kong Holdings Ltd. (a)	195,683	2,985,572
Hang Lung Properties Ltd. (a)	434,000	1,589,727
		4,575,299
Semiconductors & Semiconductor Equipment - 3.44%
Intel Corp. (a)(c)	589,442	11,535,380
Software - 1.21%
SAP AG (a)(c)	52,092	4,067,269
Specialty Retail - 0.87%
Hennes & Mauritz AB (a)	90,135	2,927,669
Textiles, Apparel & Luxury Goods - 1.10%
LVMH Moet Hennessy Louis Vuitton SA (a)(b)	20,972	3,682,451
TOTAL COMMON STOCKS (Cost $314,960,145)		333,176,066

REAL ESTATE INVESTMENT TRUSTS - 0.61%
HCP, Inc. (b)	45,203	2,036,395
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,696,117)

SHORT-TERM INVESTMENTS - 0.26%
Money Market Fund - 0.26%
STIT-Treasury Portfolio 0.020% (e)	883,506	883,506
TOTAL SHORT-TERM INVESTMENTS (Cost $883,506)		883,506

Total Investments (Cost $317,539,768) - 100.10%		336,095,967
Liabilities in Excess of Other Assets - (0.10%)		(345,704)
TOTAL NET ASSETS - 100.00%		$335,750,263

(a)	Foreign issued security denominated in U.S. dollars
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Non-income producing security.
(e)	Variable rate security; the rate shown represents the rate at November 30, 2012.

Abbreviations:

PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TWM Global Equity Income Fund
Schedule of Options Written
November 30, 2012 (Unaudited)

	Contracts	Value
3M Co.
Expiration: January, 2013, Exercise Price: $92.50	621	88,182
ACE Ltd. (a)
Expiration: January, 2013, Exercise Price: $80.00	552	52,440
Aflac, Inc.
Expiration: February, 2013, Exercise Price: $55.00	1,042	110,452
AT&T, Inc.
Expiration: January, 2013, Exercise Price: $35.00	2,271	81,756
Expiration: December, 2012, Exercise Price: $37.00	2,410	4,820
Chevron Corp.
Expiration: January, 2013, Exercise Price: $110.00	706	73,424
Expiration: January, 2013, Exercise Price: $115.00	703	13,357
Coca-Cola Co.
Expiration: January, 2013, Exercise Price: $38.75	1,390	52,820
Expiration: February, 2013, Exercise Price: $38.75	1,393	83,580
Eli Lilly & Co.
Expiration: January, 2013, Exercise Price: $50.00	1,491	137,172
Emerson Electric Co.
Expiration: January, 2013, Exercise Price: $50.00	804	132,660
Exxon Mobil Corp.
Expiration: January, 2013, Exercise Price: $90.00	1,694	181,258
Honeywell International, Inc.
Expiration: December, 2012, Exercise Price: $62.50	756	35,532
Intel Corp.
Expiration: December, 2012, Exercise Price: $23.00	2,611	5,222
Expiration: December, 2012, Exercise Price: $25.00	2,624	2,624
International Business Machines Corp.
Expiration: January, 2013, Exercise Price: $195.00	359	85,083
Expiration: January, 2013, Exercise Price: $205.00	365	15,695
iShares MSCI EAFE Index Fund
Expiration: January, 2013, Exercise Price: $55.00	1,350	143,100
Expiration: December, 2012, Exercise Price: $57.00	1,439	18,707
Johnson & Johnson
Expiration: January, 2013, Exercise Price: $72.50	1,134	18,144
McDonalds Corp.
Expiration: December, 2012, Exercise Price: $97.50	710	2,130
Sanofi (a)
Expiration: February, 2013, Exercise Price: $93.64	813	116,836
Expiration: December, 2012, Exercise Price: $93.64	800	22,890
SAP AG (a)
Expiration: January, 2013, Exercise Price: $78.03	462	90,128
Shin-Etsu Chemical Co Ltd. (a)
Expiration: December, 2012, Exercise Price: $60.65	620	22,939
Takeda Pharmaceutical Co Ltd. (a)
Expiration: December, 2012, Exercise Price: $46.10	1,450	25,505
United Technologies Corp.
Expiration: February, 2013, Exercise Price: $80.00	909	248,157
Total Options Written (Premiums received $2,121,923)		1,864,613

(a)	Foreign issued security denominated in U.S. dollars

TWM Global Equity Income Fund
Schedule of Open Futures Contracts
November 30, 2012 (Unaudited)
	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-Mini MSCI EAFE	4	311,860	December-12	16,864
E-Mini S&P 500	4	282,880	December-12	12,423
Total Futures Contracts Purchased		594,740		29,287

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*

Cost of investments	$317,539,768
Gross unrealized appreciation on investments	27,212,777
Gross unrealized appreciation on written options	745,491
Gross unrealized appreciation on purchased futures	29,287
Gross unrealized depreciation on investments	(8,656,578)
Gross unrealized depreciation on written options	(488,181)
Net unrealized appreciation	$18,842,796

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The TWM Global Equity Income Fund
(the “Fund”) represents a distinct non-diversified series with its own investment objectives and policies within the
Trust. The investment objective of the Fund is long-term capital appreciation and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Foreign options are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the NAV, it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S.
or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a pricing service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure

Summary of Fair Value Exposure at November 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$204,421,715	$128,754,351	$-	$333,176,066
Real Estate Investment Trusts	2,036,395	-	-	2,036,395
Short-Term Investments	883,506	-	-	883,506
Total Assets	207,341,616	128,754,351	-	336,095,967
Liabilities:
Options Written	$1,616,456	$248,157	$-	$1,864,613
Total Liabilities			-	1,864,613

Other Financial Instruments*	$29,287	-	-	$29,287

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

1See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ending November 30, 2012.
The Fund measures all Level activity as of the beginning and end of the fiscal period.
The Fund held no Level 3 securities during the period ended November 30, 2012.
For the period ended November 30, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2012 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$1,864,613
Equity Contracts - Futures*	Deposit for futures at broker	29,287	Variation margin on futures contracts	80
Total		$29,287		$1,864,693

* Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2012 through November 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(2,456,163)	$3,841	$(2,452,322)
Total	$(2,456,163)	$3,841	$(2,452,322)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$1,154,934	$16,702	$1,171,636
Total	$1,154,934	$16,702	$1,171,636

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.